Income Tax Expense - Schedule of Applicable Tax Rates and Profit/(Loss) before Income Tax (Details)	12 Months Ended
	Dec. 31, 2025 HKD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 HKD ($)	Dec. 31, 2023 HKD ($)
Schedule of Applicable Tax Rates and Profit/(Loss) before Income Tax [Abstract]
Profit/(Loss) before income tax	$ (23,496,020)	$ (3,018,773)	$ (18,074,094)	$ 7,079,243
Income tax calculated at the Hong Kong statutory tax rate of 16.5%	(3,876,843)	(498,098)	(2,982,226)	1,168,075
Tax relief of 8.25% on the first HK$2 million				(165,000)
Expenses and losses not deductible for tax purposes	4,137,386	531,572	2,093,394	119,541
Income not subject to tax	(300,003)	(38,544)	(315,153)	(41,543)
Utilization of previously unrecognized deferred tax assets				(1,081,073)
Deferred tax assets not recognized	39,460	5,070	1,203,985
Income tax expense